Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earning Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the periods presented:

	Six months ended June 30,
	2025	2024
Numerator:
Net loss applicable to shareholders of Ordinary Shares	$(4,876)	$(3,957)
Denominator:
Weighted average shares used in computing basic and diluted net loss per share *)	3,411,909,670	1,821,304,184
Net loss per share of Ordinary Share, basic and diluted	$(0.00)	$(0.00)

*)	Including ordinary shares held in abeyance.

Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six months ended June 30,
	2025	2024

Options	148,799,000	86,064,500

Warrants	2,661,127,238	1,851,518,298

Total	2,809,926,238	1,937,582,798